Intangible Assets and Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 30, 2016	Apr. 30, 2016	May 02, 2015	May 03, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment charges		$ 3,840	$ 0	$ 1,602
Selling and Administrative Expenses
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment charges	$ 3,840